Other provisions (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions
Schedule of provisions recorded in the consolidated statement of financial position

	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Litigation	929,495	1,716,308	217,491	2,535,825
Others	2,244,058	162,964	2,244,058	255,255
Total	3,173,553	1,879,272	2,461,549	2,791,080

Schedule of changes in provisions

	Litigation (*)	Others	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2024	325,331	2,392,968	2,718,299
Additions for business combinations (1)	1,691,168	-	1,691,168
Incorporated	1,171,424	8,055	1,179,479
Used	(359,986)	-	(359,986)
Released	(70,013)	-	(70,013)
Conversion effect	(4,608)	98,290	93,682
Changes	2,427,985	106,345	2,534,330
As of December 31, 2024	2,753,316	2,499,313	5,252,629
As of December 31, 2025
Incorporated	1,453,152	-	1,453,152
Used	(490,265)	-	(490,265)
Released	(175,532)	-	(175,532)
Conversion effect	(894,868)	(92,291)	(987,159)
Changes	(107,513)	(92,291)	(199,804)
As of December 31, 2025	2,645,803	2,407,022	5,052,825
(1)	See Note 1 - General information, letter C), number (8).
(*)	See Note 35 - Contingencies and commitments.

Schedule of maturities of provisions

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	929,495	2,244,058	3,173,553
Between 1 and 5 years	425,540	162,964	588,504
More than 5 years	1,290,768	-	1,290,768
Total	2,645,803	2,407,022	5,052,825

The maturities of provisions as of December 31, 2024, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	217,491	2,244,058	2,461,549
Between 1 and 5 years	576,140	255,255	831,395
More than 5 years	1,959,685	-	1,959,685
Total	2,753,316	2,499,313	5,252,629